Schedule III-Real Estate Assets and Accumulated Depreciation and Amortization (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 7,266,145
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		5,369,238
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	[1]	27,875,803
Real Estate and Accumulated Depreciation, Initial Cost of Land, Buildings and Improvements		33,245,041
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements		0
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		5,369,238
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	[1]	27,875,803
SEC Schedule III, Real Estate, Gross		33,245,041 [2]	$ 0	$ 0
SEC Schedule III, Real Estate Accumulated Depreciation		$ (493,185)	$ 0	$ 0
Accredo [Member]
Real Estate, Acquisition, Description		Accredo
Real Estate, Acquisition, Property Location		Orlando, FL
Real Estate, Acquisition, Ownership Percentage		100.00%
Real Estate And Accumulated Depreciation Year Of Construction 1		2006
SEC Schedule III, Real Estate and Accumulated Depreciation, Date Acquired		Jun. 15, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 5,023,673
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,706,641
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	[1]	9,003,859
Real Estate and Accumulated Depreciation, Initial Cost of Land, Buildings and Improvements		10,710,500
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements		0
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,706,641
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	[1]	9,003,859
SEC Schedule III, Real Estate, Gross	[2]	10,710,500
SEC Schedule III, Real Estate Accumulated Depreciation		$ (264,787)
Walgreens [Member]
Real Estate, Acquisition, Description		Walgreens
Real Estate, Acquisition, Property Location		Stockbridge, GA
Real Estate, Acquisition, Ownership Percentage		100.00%
Real Estate And Accumulated Depreciation Year Of Construction 1		2001
SEC Schedule III, Real Estate and Accumulated Depreciation, Date Acquired		Jun. 21, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 2,242,472
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,033,105
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	[1]	3,820,266
Real Estate and Accumulated Depreciation, Initial Cost of Land, Buildings and Improvements		4,853,371
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements		0
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,033,105
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	[1]	3,820,266
SEC Schedule III, Real Estate, Gross	[2]	4,853,371
SEC Schedule III, Real Estate Accumulated Depreciation		$ (177,644)
1905 Hallowell [Member]
Real Estate, Acquisition, Description		1905 Hallowell
Real Estate, Acquisition, Property Location		Litchfield, ME
Real Estate, Acquisition, Ownership Percentage		100.00%
Real Estate And Accumulated Depreciation Year Of Construction 1		2015
SEC Schedule III, Real Estate and Accumulated Depreciation, Date Acquired		Nov. 04, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 0
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		293,912
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	[1]	1,104,202
Real Estate and Accumulated Depreciation, Initial Cost of Land, Buildings and Improvements		1,398,114
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements		0
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		293,912
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	[1]	1,104,202
SEC Schedule III, Real Estate, Gross	[2]	1,398,114
SEC Schedule III, Real Estate Accumulated Depreciation		$ (5,030)
409 US Route [Member]
Real Estate, Acquisition, Description		409 US Route
Real Estate, Acquisition, Property Location		Wilton, ME
Real Estate, Acquisition, Ownership Percentage		100.00%
Real Estate And Accumulated Depreciation Year Of Construction 1		2015
SEC Schedule III, Real Estate and Accumulated Depreciation, Date Acquired		Nov. 04, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 0
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		212,035
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	[1]	1,472,393
Real Estate and Accumulated Depreciation, Initial Cost of Land, Buildings and Improvements		1,684,428
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements		0
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		212,035
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	[1]	1,472,393
SEC Schedule III, Real Estate, Gross	[2]	1,684,428
SEC Schedule III, Real Estate Accumulated Depreciation		$ (6,438)
23 Wert Drive [Member]
Real Estate, Acquisition, Description		23 Wert Drive
Real Estate, Acquisition, Property Location		Thompsontown, PA
Real Estate, Acquisition, Ownership Percentage		100.00%
Real Estate And Accumulated Depreciation Year Of Construction 1		2015
SEC Schedule III, Real Estate and Accumulated Depreciation, Date Acquired		Nov. 04, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 0
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		217,912
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	[1]	1,088,678
Real Estate and Accumulated Depreciation, Initial Cost of Land, Buildings and Improvements		1,306,590
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements		0
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		217,912
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	[1]	1,088,678
SEC Schedule III, Real Estate, Gross	[2]	1,306,590
SEC Schedule III, Real Estate Accumulated Depreciation		$ (4,833)
6696 State Route [Member]
Real Estate, Acquisition, Description		6696 State Route
Real Estate, Acquisition, Property Location		Mt. Gilead, OH
Real Estate, Acquisition, Ownership Percentage		100.00%
Real Estate And Accumulated Depreciation Year Of Construction 1		2015
SEC Schedule III, Real Estate and Accumulated Depreciation, Date Acquired		Nov. 04, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 0
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		283,578
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	[1]	1,002,456
Real Estate and Accumulated Depreciation, Initial Cost of Land, Buildings and Improvements		1,286,034
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements		0
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		283,578
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	[1]	1,002,456
SEC Schedule III, Real Estate, Gross	[2]	1,286,034
SEC Schedule III, Real Estate Accumulated Depreciation		$ (4,634)
7970 E Harbor Rd [Member]
Real Estate, Acquisition, Description		7970 E Harbor Rd
Real Estate, Acquisition, Property Location		Lakeside, OH
Real Estate, Acquisition, Ownership Percentage		100.00%
Real Estate And Accumulated Depreciation Year Of Construction 1		2015
SEC Schedule III, Real Estate and Accumulated Depreciation, Date Acquired		Nov. 04, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 0
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		176,515
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	[1]	1,037,214
Real Estate and Accumulated Depreciation, Initial Cost of Land, Buildings and Improvements		1,213,729
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements		0
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		176,515
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	[1]	1,037,214
SEC Schedule III, Real Estate, Gross	[2]	1,213,729
SEC Schedule III, Real Estate Accumulated Depreciation		$ (4,756)
5405 Tiffin Ave [Member]
Real Estate, Acquisition, Description		5405 Tiffin Ave
Real Estate, Acquisition, Property Location		Castalia, OH
Real Estate, Acquisition, Ownership Percentage		100.00%
Real Estate And Accumulated Depreciation Year Of Construction 1		2015
SEC Schedule III, Real Estate and Accumulated Depreciation, Date Acquired		Nov. 04, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 0
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		154,677
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	[1]	1,033,817
Real Estate and Accumulated Depreciation, Initial Cost of Land, Buildings and Improvements		1,188,494
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements		0
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		154,677
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	[1]	1,033,817
SEC Schedule III, Real Estate, Gross	[2]	1,188,494
SEC Schedule III, Real Estate Accumulated Depreciation		$ (4,621)
5900 Hwy [Member]
Real Estate, Acquisition, Description		5900 Hwy
Real Estate, Acquisition, Property Location		Cedar Park, TX
Real Estate, Acquisition, Ownership Percentage		100.00%
Real Estate And Accumulated Depreciation Year Of Construction 1		2013
SEC Schedule III, Real Estate and Accumulated Depreciation, Date Acquired		Dec. 27, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation, Amount of Encumbrances		$ 0
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Land		1,290,863
SEC Schedule III, Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	[1]	8,312,918
Real Estate and Accumulated Depreciation, Initial Cost of Land, Buildings and Improvements		9,603,781
SEC Schedule III, Real Estate and Accumulated Depreciation, Costs Capitalized Subsequent to Acquisition, Improvements		0
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Land		1,290,863
SEC Schedule III, Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	[1]	8,312,918
SEC Schedule III, Real Estate, Gross	[2]	9,603,781
SEC Schedule III, Real Estate Accumulated Depreciation		$ (20,442)

[1]	Building and improvements include tenant origination and absorption costs
[2]	The aggregate cost of real estate for federal income tax purposes was $32,985,860 (unaudited) as of December 31, 2016.